Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Event [Abstract]
SUBSEQUENT EVENT
14.	SUBSEQUENT EVENT

The company has evaluated subsequent events from June 30, 2017 and August 21, 2017, the date this report was available to be issued and determined to disclose the following:

i.	A number of the Company’s Series A Warrants were exercised resulting in the issuance of 812,500 new common shares.

ii.	As of August 14, 2017, the Company entered a definitive purchase agreement for the acquisition of six Lockheed L-1011, subject only to satisfactory completion of inspection of the aircraft. As payment for the aircraft, the Company expects to issue approximately 6.7 million shares to the seller during the third quarter of 2017.

18. SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the issuance of the financial statements.

Disposition of Tempus Jets, Inc.

On March 1, 2017, the Company entered into a Stock Purchase Agreement (the “Agreement”), to be effective as of January 1, 2017, with Jackson River Aviation, LLC (“JRA”), a business associated with the Company’s CEO, Benjamin Scott Terry, and with Mr. Terry, pursuant to which JRA acquired from the Company 100% of the outstanding shares of common stock of TJI. The Agreement provides at the time of the acquisition of TJI by JRA, TJI shall have at least $500,000 in accrued but unpaid third-party liabilities, and as a result, the Company’s intangible assets and accrued liabilities decreased by $500,000. The Agreement also provides that (i) TJI will, and JRA and Mr. Terry will cause TJI to, maintain TJI’s corporate existence and good standing and maintain in good standing TJI’s operating certificate issued by the United States Federal Aviation Administration in accordance with the requirements of Parts 119 and 135 of the Federal Aviation Regulations (the “Operating Certificate”), for up to two years or until JRA and Mr. Terry contribute at least $500,000 toward TJI’s liabilities relating to the maintenance of its corporate existence and good standing and the Operating Certificate; (ii) JRA and Mr. Terry will provide the Company with advance notice if they expect TJI will not have sufficient working capital to support its existence and good standing and the Operating Certificate; and (iii) for two years the Company will have a right of first refusal that will allow it to re-acquire TJI if JRA receives a bona fide written offer to directly or indirectly transfer a majority of the equity interests in TJI or all or substantially all of the assets of TJI and its subsidiaries, taken as a whole, and the Company chooses to meet the terms of that offer.

The parties provided notice to holders of the Company’s outstanding Series A-1 Warrants of the Company’s intention to enter into the Agreement, which was required under the terms of the Company’s Series A-1 Warrants because, in the Company’s view, the transaction contemplated by the Agreement constitutes a “Fundamental Transaction” as defined in the Series A-1 Warrants. Pursuant to the terms of the Series A-1 Warrants, in the event of a Fundamental Transaction, each holder of Series A-1 Warrants has the right to sell its Series A-1 Warrants back to the Company for a cash price equal to the Black Scholes Value (as defined in the Company’s Series A-1 Warrants) of such Warrants, through the date that is ninety (90) days after the public disclosure of the consummation of the Fundamental Transaction by the Company.